Fair value measurements and fair value of financial instruments - Additional information (Details)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2021 USD ($) $ / shares	Sep. 30, 2023 USD ($) Y dividend $ / shares shares	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) Y dividend $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2022 shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022	Dec. 31, 2022 Y	Dec. 31, 2022 dividend	Apr. 30, 2015 $ / shares shares	Apr. 10, 2015 $ / shares shares
Redeemable Convertible Preferred Stock Warrant Liability
Change in fair value of redeemable convertible preferred stock warrants						$ (3,000)	$ (2,000)
Change in fair value of redeemable convertible preferred stock tranche liability							751,000
Series F
Redeemable Convertible Preferred Stock Warrant Liability
Fair value of Redeemable Convertible Preferred Stock Tranche Liability	$ 800,000
Intrinsic value per share | $ / shares	$ 0.1391
Change in fair value of redeemable convertible preferred stock tranche liability							800,000
Series D redeemable convertible preferred stock warrants
Redeemable Convertible Preferred Stock Warrant Liability
Number of warrants issued | shares		1,000		1,000				79,545					79,545	79,545
Fair value of warrant liability		$ 68,000		$ 68,000		68,000	$ 68,000
Exercise price of warrant | $ / shares		$ 69.94		$ 69.94			$ 0.88		$ 0.88				$ 0.88	$ 0.88
Warrants term														10 years
Series A Common Stock Warrants
Redeemable Convertible Preferred Stock Warrant Liability
Fair value of warrant liability		$ 1,400		$ 1,400
Number of securities called by warrants | shares		1,000		1,000
Exercise price of warrant | $ / shares		$ 69.94		$ 69.94
Change in fair value of redeemable convertible preferred stock warrants		$ (4,000.0)		$ (4,000.0)
Series A Common Stock Warrants | Volatility rate
Redeemable Convertible Preferred Stock Warrant Liability
Warrants, measurement input		91.5		91.5
Series A Common Stock Warrants | Expected term
Redeemable Convertible Preferred Stock Warrant Liability
Warrants, measurement input | Y		2.80		2.80
Series A Common Stock Warrants | Dividends
Redeemable Convertible Preferred Stock Warrant Liability
Warrants, measurement input | dividend		0		0
Series A Common Stock Warrants | Risk-free interest rate
Redeemable Convertible Preferred Stock Warrant Liability
Warrants, measurement input		4.87		4.87
Redeemable Convertible Preferred Stock Warrant
Redeemable Convertible Preferred Stock Warrant Liability
Fair value of warrant liability						4,000.0	$ 7,000
Change in fair value of redeemable convertible preferred stock warrants			$ (1,000.0)	$ 1,000.0	$ (3,000.0)	$ 3,000	$ 2,000
Redeemable Convertible Preferred Stock Warrant | Volatility rate
Redeemable Convertible Preferred Stock Warrant Liability
Warrants, measurement input							0.872			97.3
Redeemable Convertible Preferred Stock Warrant | Expected term
Redeemable Convertible Preferred Stock Warrant Liability
Warrants, measurement input						2.28	3.27				2.28
Redeemable Convertible Preferred Stock Warrant | Dividends
Redeemable Convertible Preferred Stock Warrant Liability
Warrants, measurement input							0			0		0
Redeemable Convertible Preferred Stock Warrant | Risk-free interest rate
Redeemable Convertible Preferred Stock Warrant Liability
Warrants, measurement input							1.01			4.36